MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2020
Debt Securities, Available-for-sale, Amortized Cost [Abstract]
MARKETABLE SECURITIES

NOTE 5:MARKETABLE SECURITIES

The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2020:

	December 31, 2020
	(U.S. dollars in thousands)
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair value

U.S. government and agency debentures	$32,578	$(5)	$1	$32,574
Corporate debentures	9,708	(1)	10	9,717
Total	$42,286	$(6)	$11	$42,291

	December 31, 2020
	(U.S. dollars in thousands)

	Amortized cost	Fair value

Due within one year	$19,585	$19,586
Due between one and two years	22,701	22,705
Total	$42,286	$42,291